EQUITY (Details) - Warrant - $ / shares	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	3,077,998	0	0
Warrants Outstanding Weighted average exercise price	$ 1.63	$ 0	$ 0
Warrants Exercisable Number of shares	3,077,998
Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	152,500
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	1 month 24 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	152,500
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	10,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	1 month 24 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	10,000
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	820,500
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 months 19 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	820,500
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price $ 1.37
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	4,110
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	3 months 4 days
Warrants Outstanding Weighted average exercise price	$ 1.37
Warrants Exercisable Number of shares	4,110
Warrants Exercisable Weighted average exercise price	$ 1.37
Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	6,098
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	3 months 18 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	6,098
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	4,762
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	3 months 18 days
Warrants Outstanding Weighted average exercise price	$ 1.25
Warrants Exercisable Number of shares	4,762
Warrants Exercisable Weighted average exercise price	$ 1.25
Exercise Price $ 1.50
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	1,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 months 21 days
Warrants Outstanding Weighted average exercise price	$ 1.50
Warrants Exercisable Number of shares	1,000
Warrants Exercisable Weighted average exercise price	$ 1.50
Exercise Price $ 1.50
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	8,334
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 months 28 days
Warrants Outstanding Weighted average exercise price	$ 1.50
Warrants Exercisable Number of shares	8,334
Warrants Exercisable Weighted average exercise price	$ 1.50
Exercise Price $ 3.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	4,300
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	5 months 12 days
Warrants Outstanding Weighted average exercise price	$ 3.25
Warrants Exercisable Number of shares	4,300
Warrants Exercisable Weighted average exercise price	$ 3.25
Exercise Price $ 1.88
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 5 months 27 days
Warrants Outstanding Weighted average exercise price	$ 1.88
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.88
Exercise Price $ 1.88
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	13,300
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 6 months
Warrants Outstanding Weighted average exercise price	$ 1.88
Warrants Exercisable Number of shares	13,300
Warrants Exercisable Weighted average exercise price	$ 1.88
Exercise Price $ 1.65
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 6 months 7 days
Warrants Outstanding Weighted average exercise price	$ 1.65
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.65
Exercise Price $ 2.41
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	62,200
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 7 months 10 days
Warrants Outstanding Weighted average exercise price	$ 2.41
Warrants Exercisable Number of shares	62,200
Warrants Exercisable Weighted average exercise price	$ 2.41
Exercise Price $ 2.08
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	120,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 7 months 17 days
Warrants Outstanding Weighted average exercise price	$ 2.08
Warrants Exercisable Number of shares	120,000
Warrants Exercisable Weighted average exercise price	$ 2.08
Exercise Price $ 2.19
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	203,252
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 years 8 months 16 days
Warrants Outstanding Weighted average exercise price	$ 2.19
Warrants Exercisable Number of shares	203,252
Warrants Exercisable Weighted average exercise price	$ 2.19
Exercise Price $ 2.19
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	203,252
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 years 8 months 16 days
Warrants Outstanding Weighted average exercise price	$ 2.19
Warrants Exercisable Number of shares	203,252
Warrants Exercisable Weighted average exercise price	$ 2.19
Exercise Price $ 2.08
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	81,169
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 7 days
Warrants Outstanding Weighted average exercise price	$ 2.08
Warrants Exercisable Number of shares	81,169
Warrants Exercisable Weighted average exercise price	$ 2.08
Exercise Price $ 2.08
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	120,250
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 7 days
Warrants Outstanding Weighted average exercise price	$ 2.08
Warrants Exercisable Number of shares	120,250
Warrants Exercisable Weighted average exercise price	$ 2.08
Exercise Price $ 1.66
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	24,050
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 11 days
Warrants Outstanding Weighted average exercise price	$ 1.66
Warrants Exercisable Number of shares	24,050
Warrants Exercisable Weighted average exercise price	$ 1.66
Exercise Price $ 1.97
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	12,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 18 days
Warrants Outstanding Weighted average exercise price	$ 1.97
Warrants Exercisable Number of shares	12,000
Warrants Exercisable Weighted average exercise price	$ 1.97
Exercise Price $ 2.41
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	51,921
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 9 months 22 days
Warrants Outstanding Weighted average exercise price	$ 2.41
Warrants Exercisable Number of shares	51,921
Warrants Exercisable Weighted average exercise price	$ 2.41
Exercise Price $ 1.90
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 years 11 months 1 day
Warrants Outstanding Weighted average exercise price	$ 1.90
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.90
Exercise Price $ 1.90
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	25,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	4 years 11 months 1 day
Warrants Outstanding Weighted average exercise price	$ 1.90
Warrants Exercisable Number of shares	25,000
Warrants Exercisable Weighted average exercise price	$ 1.90
Exercise Price $ 1.34
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	200,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 1 day
Warrants Outstanding Weighted average exercise price	$ 1.34
Warrants Exercisable Number of shares	200,000
Warrants Exercisable Weighted average exercise price	$ 1.34
Exercise Price $ 1.34
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	200,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 1 day
Warrants Outstanding Weighted average exercise price	$ 1.34
Warrants Exercisable Number of shares	200,000
Warrants Exercisable Weighted average exercise price	$ 1.34
Exercise Price $ 1.34
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 1 day
Warrants Outstanding Weighted average exercise price	$ 1.34
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.34
Exercise Price $ 1.56
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price	$ 1.56
Warrants Exercisable Number of shares	100,000
Warrants Exercisable Weighted average exercise price	$ 1.56
Exercise Price $ 1.58
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	200,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price	$ 1.58
Warrants Exercisable Number of shares	200,000
Warrants Exercisable Weighted average exercise price	$ 1.58
Exercise Price $ 1.58
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	20,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price	$ 1.58
Warrants Exercisable Number of shares	20,000
Warrants Exercisable Weighted average exercise price	$ 1.58
Exercise Price $ 1.58
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares	30,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price	$ 1.58
Warrants Exercisable Number of shares	30,000
Warrants Exercisable Weighted average exercise price	$ 1.58